CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 20, 2021	May 28, 2020	Jan. 31, 2020	Sep. 30, 2021	Mar. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 08, 2021	Nov. 23, 2020	Feb. 08, 2019	Nov. 27, 2018
Accrued interest						$ 322,554
Conversion price						75.00%
Convertible notes payable, description						issued four convertible notes totaling $255,000 as of March 31, 2019. Of these notes, two notes totaling $200,000 were held by shareholders
Aggregate principal amount												$ 250,000
Warrant exercisable per share (in Dollars per share)											$ 5.50
Debentures bears interest rate													5.00%	5.00%
Original issue discount							$ 342,554	$ 328,125	$ 328,125	$ 0
Amortization expense									$ 2,718	$ 135,641
Interest rate				1.50%
November 2020 Promissory Note
Promissory note							250,000
Interest rate									5.00%
Aggregate price									$ 5,000,000
2020 Debentures | Securities Purchase Agreement [Member]
Convertible notes payable, description			Four of the investors had previously invested in the Company’s preferred stock
Debentures maturity date			May 28, 2021
Aggregate principal amount			$ 2,953,125
Penalty							$ 253,767
Original issue discount rate			12.50%
Description of Warrants issued des							warrants issued was reduced on July 2, 2021 to 36,364, and the exercise price was increased to $6.25
Common stock purchase warrants (in Shares)			147,657				738,282
Warrants coverage percentage			100.00%
Proceeds from offering			$ 2,226,000
Original issue discount deducted			328,125
Commissions costs and fees			295,000
Legal fees aggregate amount			100,000
Escrow agent fees			$ 4,000
Warrant exercisable per share (in Dollars per share)			$ 5		$ 5		$ 5
Debentures bears interest rate			8.00%
Debenture mandatory conversion, description			The Debentures are subject to mandatory conversion in the event the Company closes an equity offering of at least $5,000,000
Debentures mandatory conversion - equity offering			$ 5,000,000
Outstanding seinor indebtedness					$ 508,000		$ 508,000
Unamortized discount									1,205,669
Debentures outstanding									1,905,826
2021 Debentures [Member]
Commissions costs and fees	$ 334,800								366,500
Amortization expense					6,875		575,503		754,306
Unamortized debt costs		$ 1,254,779			679,276		$ 679,276		531,724
Fair value of placement agent warrants at time of issue	$ 919,979								933,177
Conversion price	$ 4						$ 4
2021 Debentures [Member] | Securities Purchase Agreement [Member]
Debentures maturity date	January 2022
Aggregate principal amount		$ 2,799,000
Original issue discount rate	12.50%
Common stock purchase warrants (in Shares)	699,750
Warrants coverage percentage	100.00%
Proceeds from offering	$ 2,488,000
Commissions costs and fees	93,530						$ 241,270
Legal fees aggregate amount	$ 7,500
Warrant exercisable per share (in Dollars per share)		$ 5
Debentures bears interest rate		8.00%
Debenture mandatory conversion, description	The Debentures are subject to mandatory conversion in the event the Company closes an equity offering of at least $5,000,000
Debentures mandatory conversion - equity offering		$ 5,000,000
Additional compensation shares	139,950
2021 Debentures [Member] | February 2021 Note Exchange
Original issue discount							342,554		328,125
Amortization expense					9,845		808,985		953,517
Unamortized debt discount					987,666		987,666		673,975
Debt discount related to the sale of the debentures					1,796,651		1,796,651		1,653,448
Discount related to fair value of warrants							1,454,097		$ 1,325,323
2021 Debentures [Member] | Senior Subordinated Secured Convertible Debentures
Aggregate principal amount		$ 2,953,125
Original issue discount rate		12.50%
Outstanding seinor indebtedness		$ 95,000
2021 Debentures [Member] | February 2021 Promissory Note
Aggregate principal amount					283,984		$ 283,984
Original issue discount rate							12.50%
Common stock purchase warrants (in Shares)							70,996
Original issue discount deducted					31,554		$ 31,554
Accrued interest					$ 2,430		2,430
Note converted into new debenture							$ 250,000